Shareholder Report, Holdings (Details) - C000232658	May 31, 2026
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.30%
67066G104 | Nvidia Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
697435105 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.40%
46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Communications
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Technology
Holdings [Line Items]
Percent of Net Asset Value	31.30%